Investments (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investments
Rail investments accounted for on an equity basis (Note 16)	65	58
Long-term floating rate notes (Note 21)	79	70
Other investments	23	17
Total Investments	167	145